Subsequent Events	12 Months Ended
Mar. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
36.	SUBSEQUENT EVENT
On April 5, 2024, the Company’s indirect wholly-owned subsidiary, ASI, issued an aggregate of US $
350.0 million of 9.125
% Senior Secured Second Lien Notes (the “Notes”) due April 15, 2029. The Notes are guaranteed on a senior secured basis by ASI’s immediate parent company and all of ASI’s subsidiaries.